FAIR VALUE MEASUREMENTS (Details) - USD ($)	4 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
FAIR VALUE MEASUREMENTS
Assets held in the Trust Account	$ 345,000,000	$ 345,004,700
Fair value assets level 1 to level 2 transfers	0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	$ 0